Revenue recognition and operating segments (Details) £ in Millions	12 Months Ended
	Dec. 31, 2022 GBP (£) item	Dec. 31, 2021 GBP (£) item	Dec. 31, 2020 GBP (£)
Disclosure of disaggregation of revenue from contracts with customers
Revenue	£ 3,714	£ 2,957	£ 2,803
Contract costs	182	75	68
Amortisation of contract costs	39	30	28
Impairment losses on contract costs	£ 0	£ 0	0
Number of secondary reportable business segments | item	3	3
UK & Ireland
Disclosure of disaggregation of revenue from contracts with customers
Revenue			288
Minimum
Disclosure of disaggregation of revenue from contracts with customers
Amortization period of contract costs	3 years
Minimum | UK & Ireland
Disclosure of disaggregation of revenue from contracts with customers
Estimation uncertainty affecting revenue			(1)
Maximum
Disclosure of disaggregation of revenue from contracts with customers
Amortization period of contract costs	7 years
Maximum | UK & Ireland
Disclosure of disaggregation of revenue from contracts with customers
Estimation uncertainty affecting revenue			£ 5
Termite contracts
Disclosure of disaggregation of revenue from contracts with customers
Period of assurance warranties	12 months
Protect & Enhance
Disclosure of disaggregation of revenue from contracts with customers
Number of businesses | item		5
Job work | Maximum
Disclosure of disaggregation of revenue from contracts with customers
Period of service	1 month
Job work | Hygiene & Wellbeing | Performance obligations satisfied at point in time | Maximum
Disclosure of disaggregation of revenue from contracts with customers
Period of service	7 days